Loans, borrowings and bank overdrafts - Summary of Current and Non-Current Borrowings (Parenthetical) (Details) ₨ in Millions, $ in Millions		Jun. 23, 2021 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about borrowings [line items]
Bank overdrafts			₨ 0		₨ 2
Loans, borrowings and bank overdrafts	[1]		₨ 167,874	₨ 161,817
Unsecured Notes 2026 [member]
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and bank overdrafts | $		$ 750
Interest rate		1.50%	1.50%
Final maturity		June 23, 2026

[1]	Includes future cash outflow towards estimated interest on loans, borrowings and bank overdrafts, and lease liabilities.